UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Reed Conner & Birdwell LLC
Address:  11111 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-2634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Schweitzer
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

    /s/ Richard Schweitzer            Los Angeles, CA          November 10, 2011
    ----------------------            ---------------          -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          153
                                         -----------

Form 13F Information Table Value Total:  $   896,829
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
TCW STRATEGIC INCOME FUND IN    COM             872340104         117      23,591 SH       Sole                   23,591
3M CO                           COM             88579Y101      10,221     142,375 SH       Sole                  142,375
ABBOTT LABS                     COM             002824100      27,983     547,177 SH       Sole                  547,177
ACCENTURE PLC IRELAND           SHS CLASS A     G1151C101      23,009     436,770 SH       Sole                  436,770
AES CORP                        COM             00130H105      28,419   2,911,777 SH       Sole                2,911,777
AFLAC INC                       COM             001055102         252       7,215 SH       Sole                    7,215
ALLEGHANY CORP DEL              COM             017175100      12,318      42,697 SH       Sole                   42,697
ALTRA HOLDINGS INC              COM             02208R106         355      30,717 SH       Sole                   30,717
ALTRIA GROUP INC                COM             02209S103       1,236      46,100 SH       Sole                   46,100
AMERICAN EXPRESS CO             COM             025816109       3,511      78,200 SH       Sole                   78,200
ANNALY CAP MGMT INC             COM             035710409         846      50,900 SH       Sole                   50,900
APPLE INC                       COM             037833100          17          45 SH       Sole                       45
APPROACH RESOURCES INC          COM             03834A103         281      16,530 SH       Sole                   16,530
AT&T INC                        COM             00206R102         215       7,555 SH       Sole                    7,555
AUTOLIV INC                     COM             052800109         184       3,803 SH       Sole                    3,803
BANK OF NEW YORK MELLON CORP    COM             064058100      23,432   1,260,439 SH       Sole                1,260,439
BARRICK GOLD CORP               COM             067901108         261       5,600 SH       Sole                    5,600
BAXTER INTL INC                 COM             071813109      15,675     279,210 SH       Sole                  279,210
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702      11,030     155,265 SH       Sole                  155,265
BERKSHIRE HATHAWAY INC DEL      CL A            084670108       3,845          36 SH       Sole                       36
BP PLC                          SPONSORED ADR   055622104         937      25,984 SH       Sole                   25,984
BRISTOL MYERS SQUIBB CO         COM             110122108         224       7,132 SH       Sole                    7,132
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104         126       4,580 SH       Sole                    4,580
CARBO CERAMICS INC              COM             140781105       1,333      13,000 SH       Sole                   13,000
CATERPILLAR INC DEL             COM             149123101         222       3,000 SH       Sole                    3,000
CENTRAL GARDEN & PET CO         CL A NON-VTG    153527205         467      66,017 SH       Sole                   66,017
CHESAPEAKE ENERGY CORP          COM             165167107      21,390     837,182 SH       Sole                  837,182
CHEVRON CORP NEW                COM             166764100         824       8,896 SH       Sole                    8,896
CHIMERA INVT CORP               COM             16934Q109         508     183,481 SH       Sole                  183,481
CHURCH & DWIGHT INC             COM             171340102       1,273      28,800 SH       Sole                   28,800
CINTAS CORP                     COM             172908105       1,046      37,181 SH       Sole                   37,181
COCA COLA CO                    COM             191216100       1,072      15,866 SH       Sole                   15,866
COINSTAR INC                    COM             19259P300         504      12,603 SH       Sole                   12,603
COLGATE PALMOLIVE CO            COM             194162103       2,104      23,730 SH       Sole                   23,730
CONAGRA FOODS INC               COM             205887102      20,604     850,688 SH       Sole                  850,688
CORELOGIC INC                   COM             21871D103         180      16,828 SH       Sole                   16,828
COSTCO WHSL CORP NEW            COM             22160K105         772       9,405 SH       Sole                    9,405
COVIDIEN PLC                    SHS             G2554F113      28,567     647,789 SH       Sole                  647,789
CRANE CO                        COM             224399105         294       8,226 SH       Sole                    8,226
CREXUS INVT CORP                COM             226553105         908     102,200 SH       Sole                  102,200
DIRECTV                         COM CL A        25490A101         656      15,524 SH       Sole                   15,524
DONALDSON INC                   COM             257651109         466       8,500 SH       Sole                    8,500
DOVER CORP                      COM             260003108         694      14,900 SH       Sole                   14,900
DOW CHEM CO                     COM             260543103      14,770     657,603 SH       Sole                  657,603
DUFF & PHELPS CORP NEW          CL A            26433B107         266      24,930 SH       Sole                   24,930
EAGLE MATERIALS INC             COM             26969P108         263      15,820 SH       Sole                   15,820
EBAY INC                        COM             278642103      22,538     764,275 SH       Sole                  764,275
E M C CORP MASS                 COM             268648102      22,095   1,052,645 SH       Sole                1,052,645
EMERSON ELEC CO                 COM             291011104         901      21,800 SH       Sole                   21,800
EQUIFAX INC                     COM             294429105      28,947     941,658 SH       Sole                  941,658
EXXON MOBIL CORP                COM             30231G102       5,562      76,586 SH       Sole                   76,586
FAIR ISAAC CORP                 COM             303250104         236      10,792 SH       Sole                   10,792
FEDERATED INVS INC PA           CL B            314211103       4,063     231,782 SH       Sole                  231,782
FIRST REP BK SAN FRAN CALI N    COM             33616c100      14,684     634,018 SH       Sole                  634,018
FORTUNE BRANDS INC              COM             349631101       1,225      22,650 SH       Sole                   22,650
FRANKLIN ELEC INC               COM             353514102       1,036      28,566 SH       Sole                   28,566
GENERAL DYNAMICS CORP           COM             369550108      17,804     312,951 SH       Sole                  312,951
GENERAL ELECTRIC CO             COM             369604103      10,132     665,709 SH       Sole                  665,709
GENERAL MLS INC                 COM             370334104          31         800 SH       Sole                      800
GLAXOSMITHKLINE PLC             SPONSORED ADR   37733W105         226       5,462 SH       Sole                    5,462
GP STRATEGIES CORP              COM             36225v104         384      38,487 SH       Sole                   38,487
GRAINGER W W INC                COM             384802104         673       4,500 SH       Sole                    4,500
HALLIBURTON CO                  COM             406216101      14,602     478,440 SH       Sole                  478,440
HALLMARK FINL SVCS INC EC       COM NEW         40624Q203         310      42,002 SH       Sole                   42,002
HEINZ H J CO                    COM             423074103      23,778     471,034 SH       Sole                  471,034
HERSHEY CO                      COM             427866108       6,055     102,219 SH       Sole                  102,219
HESS CORP                       COM             42809H107       6,345     120,946 SH       Sole                  120,946
HEWLETT PACKARD CO              COM             428236103       5,839     260,070 SH       Sole                  260,070
HOME DEPOT INC                  COM             437076102         302       9,179 SH       Sole                    9,179
HSN INC                         COM             404303109         727      21,945 SH       Sole                   21,945
IDEX CORP                       COM             45167R104         368      11,796 SH       Sole                   11,796
ILLINOIS TOOL WKS INC           COM             452308109       1,088      26,145 SH       Sole                   26,145
INTERNATIONAL BUSINESS MACHS    COM             459200101         425       2,430 SH       Sole                    2,430
INTERNATIONAL SPEEDWAY CORP     CL A            460335201         289      12,632 SH       Sole                   12,632
ITT CORP NEW                    COM             450911102      24,125     574,414 SH       Sole                  574,414
PENNEY J C INC                  COM             708160106      17,584     656,620 SH       Sole                  656,620
JOHNSON & JOHNSON               COM             478160104       3,872      60,789 SH       Sole                   60,789
JPMORGAN CHASE & CO             COM             46625H100      22,299     740,350 SH       Sole                  740,350
KIMBERLY CLARK CORP             COM             494368103         680       9,570 SH       Sole                    9,570
KMG CHEMICALS INC               COM             482564101         258      20,974 SH       Sole                   20,974
KRAFT FOODS INC                 CL A            50075N104      12,584     374,741 SH       Sole                  374,741
LENNAR CORP                     CL A            526057104          24       1,798 SH       Sole                    1,798
LIBERTY INTERACTIVE CORPORATIO  COM             53071M104      22,633   1,533,389 SH       Sole                1,533,389
LIBERTY MEDIA CORP              COM             530322106         291       4,398 SH       Sole                    4,398
LIFE TECHNOLOGIES CORP          COM             53217V109      13,838     360,090 SH       Sole                  360,090
LOEWS CORP                      COM             540424108      22,069     638,741 SH       Sole                  638,741
LOWES COS INC                   COM             548661107      25,731   1,330,478 SH       Sole                1,330,478
MEAD JOHNSON NUTRITION CO       COM             582839106         306       4,453 SH       Sole                    4,453
MICROSOFT CORP                  COM             594918104         347      13,940 SH       Sole                   13,940
NII HLDGS INC                   CL B NEW        62913F201         156       5,805 SH       Sole                    5,805
NIKE INC                        CL B            654106103         222       2,600 SH       Sole                    2,600
NOBLE CORPORATION BAAR          NAMEN -AKT      H5833N103         175       5,955 SH       Sole                    5,955
NORDSTROM INC                   COM             655664100         525      11,500 SH       Sole                   11,500
ORACLE CORP                     COM             68389X105         114       3,977 SH       Sole                    3,977
PARKER HANNIFIN CORP            COM             701094104       9,032     143,075 SH       Sole                  143,075
PEPSICO INC                     COM             713448108       5,291      85,473 SH       Sole                   85,473
PERKINELMER INC                 COM             714046109         479      24,947 SH       Sole                   24,947
PFIZER INC                      COM             717081103       3,324     188,027 SH       Sole                  188,027
PHILIP MORRIS INTL INC          COM             718172109       3,562      57,100 SH       Sole                   57,100
PIONEER NAT RES CO              COM             723787107      10,568     160,686 SH       Sole                  160,686
PROCTER & GAMBLE CO             COM             742718109         765      12,108 SH       Sole                   12,108
PULTE GROUP INC                 COM             745867101          14       3,500 SH       Sole                    3,500
QUESTAR CORP                    COM             748356102      12,608     711,909 SH       Sole                  711,909
RALCORP HLDGS INC NEW           COM             751028101         646       8,425 SH       Sole                    8,425
ROSETTA RESOURCES INC           COM             777779307         380      11,100 SH       Sole                   11,100
ROYAL DUTCH SHELL PLC           SPON ADR B      780259107         548       8,833 SH       Sole                    8,833
SCHLUMBERGER LTD                COM             806857108         973      16,290 SH       Sole                   16,290
SCOTTS MIRACLE GRO CO           CL A            810186106         263       5,900 SH       Sole                    5,900
SEALED AIR CORP NEW             COM             81211K100         222      13,300 SH       Sole                   13,300
SIGMA ALDRICH CORP              COM             826552101       2,879      46,600 SH       Sole                   46,600
SMUCKER J M CO                  COM NEW         832696405       1,334      18,300 SH       Sole                   18,300
STAR GAS PARTNERS L P           UNIT LTD PARTNR 85512c105         116      23,600 SH       Sole                   23,600
SYMETRA FINL CORP               COM             87151Q106       5,159     633,034 SH       Sole                  633,034
SYSCO CORP                      COM             871829107       1,626      62,798 SH       Sole                   62,798
TE CONNECTIVITY LTD             REG SHS         H84989104      28,235   1,003,386 SH       Sole                1,003,386
TELEFLEX INC                    COM             879369106      10,326     192,036 SH       Sole                  192,036
TEXAS INSTRS INC                COM             882508104      18,569     696,758 SH       Sole                  696,758
TYCO INTERNATIONAL LTD          SHS             H89128104      13,250     325,154 SH       Sole                  325,154
UDR INC                         COM             902653104          24       1,100 SH       Sole                    1,100
UNITED TECHNOLOGIES CORP        COM             913017109       1,069      15,200 SH       Sole                   15,200
US BANCORP DEL                  COM NEW         902973304         557      23,658 SH       Sole                   23,658
V F CORP                        COM             918204108       3,676      30,250 SH       Sole                   30,250
VCA ANTECH INC                  COM             918194101         536      33,534 SH       Sole                   33,534
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209         280      10,907 SH       Sole                   10,907
WAL MART STORES INC             COM             931142103      18,354     353,632 SH       Sole                  353,632
WASHINGTON POST CO              CL B            939640108         318         972 SH       Sole                      972
WEATHERFORD INTERNATIONAL LT    REG SHS         h27013103         241      19,731 SH       Sole                   19,731
WELLS FARGO & CO NEW            COM             949746101         224       9,305 SH       Sole                    9,305
WENDYS CO                       COM             95058W100         632     137,586 SH       Sole                  137,586
WESTERN UN CO                   COM             959802109         153      10,000 SH       Sole                   10,000
WHITE MTNS INS GROUP LTD        COM             G9618E107         833       2,052 SH       Sole                    2,052
WILLIAMS SONOMA INC             COM             969904101      83,680   2,717,776 SH       Sole                2,717,776
WILLIS GROUP HOLDINGS PUBLIC    SHS             G96666105         174       5,055 SH       Sole                    5,055
WOODWARD INC                    COM             980745103       7,418     270,731 SH       Sole                  270,731
YUM BRANDS INC                  COM             988498101         668      13,520 SH       Sole                   13,520
ZIMMER HLDGS INC                COM             98956P102         216       4,033 SH       Sole                    4,033
BANCO SANTANDER SA              ADR             05964H105          25       3,140 SH       Sole                    3,140
BARCLAYS PLC                    ADR             06738E204         128      13,085 SH       Sole                   13,085
CHUNGHWA TELECOM CO LTD         SPON ADR NEW11  17133Q502         149       4,504 SH       Sole                    4,504
DEUTSCHE BANK AG                NAMEN AKT       D18190898          69       1,992 SH       Sole                    1,992
DIAGEO P L C                    SPON ADR NEW    25243Q205         449       5,918 SH       Sole                    5,918
ENERSIS S A                     SPONSORED ADR   29274F104          29       1,700 SH       Sole                    1,700
ERICSSON L M TEL CO             ADR B SEK 10    294821608         219      22,915 SH       Sole                   22,915
HSBC HLDGS PLC                  SPON ADR NEW    404280406       6,136     161,294 SH       Sole                  161,294
KONINKLIJKE PHILIPS ELECTRS     NY REG SH NEW   500472303         100       5,595 SH       Sole                    5,595
MITSUBISHI UFJ FINL GROUP IN    SPONSORED ADR   606822104          20       4,559 SH       Sole                    4,559
NOVARTIS A G                    SPONSORED ADR   66987V109         100       1,800 SH       Sole                    1,800
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209         127       3,400 SH       Sole                    3,400
TIM PARTICIPACOES S A           SPONSORED ADR   88706P205         144       6,123 SH       Sole                    6,123
TOTAL S A                       SPONSORED ADR   89151E109       1,041      23,720 SH       Sole                   23,720
TOYOTA MOTOR CORP               SP ADR REP2COM  892331307         219       3,210 SH       Sole                    3,210
UNILEVER N V                    N Y SHS NEW     904784709      16,452     522,462 SH       Sole                  522,462
ISHARES INC                     MSCI TAIWAN     464286731          25       2,085 SH       Sole                    2,085